Accumulated Other Comprehensive Earnings - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Pretax income related to pension liability reclassified from accumulated other comprehensive loss	$ 1,800,000	$ 2,000,000	$ 3,400,000	$ 52,200,000	$ (1,000,000)
Pretax income related to fair value of derivative investments reclassified from accumulated other comprehensive loss	0.0	0.2
Foreign currency translation reclassified from accumulated other comprehensive loss	$ 0.0	$ 0.0